MONEY MARKET INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Short Term Investments Tables [Abstract]
Short Term Investments Tables [Text Block]

NOTE 9: MONEY MARKET INVESTMENTS
Money market investments at December 31, comprised:
	2009	2010
	(EUR in thousands)
Greek treasury bills	893,471	934,552
Foreign treasury bills	286,634	192,917
Other	59,762	52,805
Total	1,239,867	1,180,274